CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:
Net (loss) income	$ (22,901)	$ 21,804
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	67,940	63,288
Amortization of deferred dry-docking costs	4,492	3,300
Amortization of loan fees	2,074	1,464
Change in fair value of derivative instruments	(1,483)	1,209
Loss on sale of vessel	364	0
Payments for dry-docking	(11,114)	(6,970)
(Increase) Decrease in:
Accounts receivables	(8,666)	7,423
Inventories	(1,972)	3,471
Prepaid insurance and other	(1,369)	314
Capitalized voyage expenses	(525)	0
Increase (Decrease) in:
Payables	869	3,283
Accrued liabilities	11,095	6,697
Unearned revenue	(113)	5,625
Net Cash provided by Operating Activities	38,691	110,908
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(10,473)	(1,979)
Vessel acquisitions and/or improvements	(629)	(219,242)
Proceeds from sale of vessel	17,520	0
Net Cash provided by (used in) Investing Activities	6,418	(221,221)
Cash Flows from Financing Activities:
Proceeds from long-term debt	255,050	215,169
Financing costs	(3,044)	(2,214)
Payments of long-term debt	(333,866)	(142,224)
Sale of treasury stock, net	3,571	2,676
Proceeds from preferred stock issuance, net	130,553	111,029
Cash dividends	(17,621)	(13,738)
Net Cash provided by Financing Activities	34,643	170,698
Net increase in cash and cash equivalents and restricted cash	79,752	60,385
Cash and cash equivalents and restricted cash at beginning of period	202,673	197,773
Cash and cash equivalents and restricted cash at end of period	282,425	258,158
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	272,501	250,408
Restricted cash	9,924	7,750
Cash and cash equivalents and restricted cash at end of period	$ 282,425	$ 258,158